Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Details
Net Income (Loss)	$ 4,504,291	$ 3,714,535
Net changes related to available-for-sale securities
Unrealized gains (losses) during period	7,451,450	(6,358,888)
Income tax (provision) benefit	(1,552,268)	2,099,360
Net unrealized (losses) gains	5,899,182	(4,259,528)
Reclassification of (gains)/losses to Net Income (Loss)	0	0
Total Other Comprehensive Income (Loss)	5,899,182	(4,259,528)
Total Comprehensive Income	$ 10,403,473	$ (544,993)